REVENUE - Summary of Analysis of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
License revenue	$ 9,348	$ 12,181
Collaboration revenue	185,615	78,481
Other revenue	90	3,329
Total revenue	195,053	93,991
Novartis
Disclosure of disaggregation of revenue from contracts with customers [line items]
License revenue	$ 9,348	$ 12,181